Supplementary Information For Property-Casualty Insurance Companies (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Supplemental Information for Property, Casualty Insurance Underwriters [Line Items]
Deferred acquisition costs	$ 101.5		$ 114.4		$ 153.5
Reserves for losses and loss adjustment expenses	3,291.1		3,152.2		3,203.2
Unamortized discount in reserves for losses	22.0		22.9		23.5
Unearned premiums	658.2		654.1		803.6
Premiums earned	1,082.0		1,211.6		1,414.9
Net investment income	125.8		133.6		145.5
Current year	866.5		820.6		859.4
Prior years	(3.4)		(43.1)		(6.3)
Losses and loss adjustment expenses incurred	863.1		777.5		853.1
Amortization (deferral) of policy acquisition costs	7.7	[1]	30.5	[1]	(6.4)	[1]
Paid losses and loss adjustment expenses, net of reinsurance	812.6		777.4		785.7
Gross premiums written	$ 1,544.8		$ 1,527.1		$ 1,988.9

[1]	The amortization (deferral) of policy acquisition costs will not equal the change in the balance sheet due to Argo International's deferred acquisition costs ("DAC"). For further discussion regarding Argo International's DAC balance, see Note 1, "Business and Significant Accounting Policies."